Employee benefit obligations - Additional Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption		$ (10,000,000)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (Basis points)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ 21,000,000	22,000,000
Increase in actuarial assumption (Basis points)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 20,000,000	(19,000,000)
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (Basis points)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ 10,000,000	(9,000,000)
Increase in actuarial assumption (Basis points)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 9,000,000	10,000,000
Salary increase rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (Basis points)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (11,000,000)
Increase in actuarial assumption (Basis points)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 10,000,000	11,000,000
Impact of increasing the life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 6,000,000	$ 6,000,000